Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company's consolidated statement of operations)	$ 66,969	$ 66,875
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019	$ 66,969	$ 57,712
Remaining lease term - operating leases (in years)	2 years	2 years
Average discount rate - operating leases	8.00%	8.00%
Operating leases
Right-of-use assets	$ 67,330	$ 121,777
Total operating lease assets	67,330	121,777
Short-term operating lease liabilities	67,330	58,630
Long-term operating lease liabilities	0	63,147
Total operating lease liabilities	$ 67,330	$ 121,777